SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

			Percentage
	Date of	Place of	of
Name of Mingda Tianjin’s Subsidiaries and Branch offices	Incorporation	Incorporation	Ownership
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A
Xi She (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xi She (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of estimated useful life of fixed assets

Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	2 or 10 years
Vehicles	4 years

Schedule of basic and diluted loss per share

	June 30,	June 30,
	2021	2020
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$(230,996)	$132,002
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,640,820
Weighted average ordinary shares - diluted	11,675,216	11,640,820
Per share amount
Per share - basic	(0.02)	0.01
Per share - diluted	$(0.02)	$0.01

Schedule of foreign currency translation

	June 30,	June 30,	December 31,
US Dollar Exchange Rate	2021	2020	2020

At end of the period - RMB	6.4576	7.0744	6.5378
Average rate for the period ended - RMB	6.4682	7.0335	6.9003